ACCRUED EXPENSES (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES
Accrued expenses	$ 223,815	$ 263,355	$ 32,000